Document and Entity Information	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2026
Entity File Number	001-36612
Entity Registrant Name	Lifeward Ltd.
Entity Central Index Key	0001607962
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	2 Cabot Rd., Hudson, MA
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	Yokneam Ilit
Entity Address, Country	IL
Entity Address, Postal Zip Code	01749
City Area Code	+508.251.1154
Local Phone Number	4.959.0123
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	LFWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false